Other Financial Assets - Current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	₨ 24,761.3	$ 379.9	₨ 15,101.8
Advances and other receivables recoverable in cash (including supplier recoveries)	24,209.2	371.4	7,159.0
Inter corporate deposits	3.2		3.1
Margin money with banks	417.1	6.4
Government grant receivables	4,114.0	63.1
Restricted bank deposits	4,938.8	75.9	2,383.6
Total	₨ 58,443.6	$ 896.7	₨ 24,647.5